Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41639
Entity Registrant Name	SMX (Security Matters) Public Limited Company
Entity Central Index Key	0001940674
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,795,943
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1185
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of SMX (Security Matters) Public Limited Company and subsidiaries (the “Company”) as of December 31, 2025, and 2024, the related consolidated statements of comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Location	Tel-Aviv, Israel
Auditor Name	Ziv Haft
Ordinary Shares, with a Nominal Walue of $0. 00000000012219451015625 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, with a nominal value of $0. 00000000012219451015625 per share
Trading Symbol	SMX
Security Exchange Name	NASDAQ
Warrants Each Exercisable For A Fraction Of One Ordinary Share At Exercise Price Of 869118. 16 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for a fraction of one Ordinary Share at an exercise price of $869,118.16 per share
Trading Symbol	SMXWW
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
City Area Code	+353-1
Local Phone Number	920-1000
Contact Personnel Name	Haggai Alon